Fees Summary	Jul. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 100,000,000.00
Previously Paid Amount	6,920.00
Total Fee Amount	13,810.00
Total Offset Amount	0.00
Net Fee	$ 6,890.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A